UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                 WASHINGTON, D.C. 20549

                           FORM 13F

                     FORM 13F COVER PAGE

Report for the Calender Year of Quarter Ended: March 31, 1999

Check here if Amendment  [  ]; Amendment Number:
This Amendment (Check only one.)   [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Name:    Oechsle International Advisors, LLC
Address: One International Place
         23 rd Floor
         Boston, MA 02110

13F File Number:   28-5470

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on Behalf of reporting Manager:

Name:           James P. Record
Title:          Compliance Officer
Phone:          617-330-8844
Signature, Place, and date of Signing:

    James P. Record     Boston, MA       April 12, 1999

Report Type (Check only one.):

[x]      13F HOLDINGS REPORT>

[ ]      13F NOTICE

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   20

Form 13F Information Table Value Total:   $138,715



List of Other Included managers:

   No.  13F File Number   Name

   01   28-6420           Soros Fund Management
   02   28-4528           Fleet Investment Advisors

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


                                                            FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER             VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS    SOLE    SHARED    NONE
ASIA PULP AND PAPER            COM              04516V100     4144   527050 SH       SOLE                 527050
BANCO LATINOAMERICANO          COM              P16994132     1321    50800 SH       SOLE                                    50800
BARRICK GOLD CORP              COM              067901108     3621   185700 SH       SOLE                  65700            120000
BIORA                          COM              09065Q105      434    33100 SH       SOLE                                    33100
DE BEERS CONS MINES            COM              240253302     7266   383700 SH       OTHER   01           383700
DE RIGO                        COM              245334107      553    75000 SH       SOLE                  75000
ECHO BAY MINES                 COM              278751102      703   416900 SH       SOLE                 392500             24400
ELF AQUITAINE                  COM              286269105    22787   338526 SH       SOLE                 338526
GUCCI                          COM              401566104      840  1252675 SH       OTHER   02           667875            584800
INCO LTD                       COM              453258402     6417   482024 SH       SOLE                 166314            315710
INFINITY BROADCAST CORP        COM              45662S102     2474    96100 SH       SOLE                  96100
KOOR INDUSTRIES LTD            COM              500507108      885    41900 SH       SOLE                                    41900
PLACER DOME                    COM              725906101     2536   226700 SH       SOLE                 202500             24200
POHANG IRON AND STEEL          COM              730450103    71235  3985177 SH       SOLE                3985177
PORTUGAL TELECOM               COM              737273102     1408    32128 SH       SOLE                                    32128
SOUTHERN PERU COPPER           COM              843611104      461    45900 SH       SOLE                                    45900
TELECOM ARGENTINA              COM              879273209     1095    39900 SH       SOLE                                    39900
TELEGLOBE INC                  COM              87941V100     4683   154500 SH       SOLE                 154500
TELEWEST PLC                   COM              87956P105     2595    59154 SH       SOLE                  59154
YPF                            COM              984245100     3257   103200 SH       SOLE                                   103200


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